Long-Term Debt - USD Term Loans - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($) term_loan vessel	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of Term Loans | term_loan	5
Aggregate principal amount	$ 1,504,358	$ 1,842,546
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Long-term Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 895,382	$ 1,114,707
Long-term Debt | Minimum [Member]
Debt Instrument [Line Items]
Fixed interest rate on debt	4.11%
Long-term Debt | Maximum [Member]
Debt Instrument [Line Items]
Fixed interest rate on debt	4.41%
Long-term Debt | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Long-term Debt | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Line of Credit
Debt Instrument [Line Items]
Number Of Vessels | vessel	2
Teekay Nakilat Joint Venture | Teekay Lng [Member]
Debt Instrument [Line Items]
Percentage of ownership interest	70.00%